Income taxes - Deferred tax assets and liabilities , property plant and equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Temporary differences recognized in the Company's consolidated financial statements
Unrecognized total deferred tax assets	$ 55,096,632	$ 25,768,559
Non-capital loss carry-forward
Temporary differences recognized in the Company's consolidated financial statements
Unrecognized total deferred tax assets	37,798,280	23,511,648
Other, including stock-based compensation
Temporary differences recognized in the Company's consolidated financial statements
Unrecognized total deferred tax assets	6,941,969	1,993,179
Intangible assets
Temporary differences recognized in the Company's consolidated financial statements
Unrecognized total deferred tax assets	$ 10,356,383	$ 263,732